Fair Value Measurements of Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements of Assets and Liabilities
9.
Fair Value Measurements of Assets and Liabilities

The following financial assets and liabilities related to continuing operations are recorded at fair value on a recurring basis (in millions):

	As of December 31, 2023
		Fair Value Measurements at Reporting Date Using:
Description	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$54.4	$-	$54.4	$-
Cross-currency interest rate swaps	5.4	-	5.4	-
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	0.4	-	0.4	-
Total Assets	$60.2	$-	$60.2	$-
Liabilities
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$3.7	$-	$3.7	$-
Cross-currency interest rate swaps	68.1	-	68.1	-
Interest rate swaps	144.7	-	144.7	-
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	1.6	-	1.6	-
Contingent payments related to acquisitions	141.7	-	-	141.7
Total Liabilities	$359.8	$-	$218.1	$141.7

	As of December 31, 2022
		Fair Value Measurements at Reporting Date Using:
Description	Recorded Balance	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$72.8	$-	$72.8	$-
Cross-currency interest rate swaps	6.8	-	6.8	-
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	1.8	-	1.8	-
Forward Exchange Agreement	1.1	-	1.1	-
Investment in ZimVie	45.5	45.5	-	-
Total Assets	$128.0	$45.5	$82.5	$-
Liabilities
Derivatives designated as hedges, current and long-term
Foreign currency forward contracts	$5.5	$-	$5.5	$-
Cross-currency interest rate swaps	49.6	-	49.6	-
Interest rate swaps	172.0	-	172.0	-
Derivatives not designated as hedges, current and long-term
Foreign currency forward contracts	3.3	-	3.3	-
Contingent payments related to acquisitions	17.4	-	-	17.4
Total Liabilities	$247.8	$-	$230.4	$17.4

We value our foreign currency forward contracts using a market approach based on foreign currency exchange rates obtained from active markets, and we perform ongoing assessments of counterparty credit risk.

We value our interest rate swaps using a market approach based on publicly available market yield curves and the terms of our swaps, and we perform ongoing assessments of counterparty credit risk. The valuation of our cross-currency interest rate swaps also includes consideration of foreign currency exchange rates.

In connection with the spinoff, we retained approximately 5.1 million unregistered uncommon shares of ZimVie, representing 19.7 percent of ZimVie's common stock on the separation date. At December 31, 2022, we valued these shares based upon the market share price of ZimVie less a discount to reflect that the shares are not registered. We disposed of these shares in February 2023.

The value of the Forward Exchange Agreement as of December 31, 2022, was based upon the historical volume-weighted average price of ZimVie stock since the inception of the agreement with simulations of how the ZimVie stock might perform until the settlement date.

Contingent payments related to acquisitions consist of sales-based payments and regulatory milestones, and are valued using discounted cash flow techniques. The fair value of sales-based payments is based upon significant unobservable inputs such as probability-weighted future revenue estimates and simulating the numerous potential outcomes, and changes as revenue estimates increase or decrease. The fair value of the regulatory milestones is based on the probability of success in obtaining the specified regulatory approval.

Contingent payments related to our acquisition of Embody, Inc. (“Embody”) in February 2023 are to be settled by issuance of our common stock and cash payments. The Embody acquisition is discussed in Note 10. During the year ended December 31, 2023, we issued 0.1 million shares of our common stock valued at $15.5 million and paid $0.7 million of cash as the regulatory milestone related to the Embody acquisition was achieved. The fair value of common stock was determined to be $143.84 per share, which represented the average of our high and low stock prices on the settlement date. To minimize dilution from issuing shares for the milestone settlement, we repurchased 0.1 million shares of our common stock in June of 2023.

The following table provides a reconciliation of the beginning and ending balances of items measured at fair value on a recurring basis in the tables above that used significant unobservable inputs (Level 3) (in millions):

Level 3 - Liabilities
Contingent payments related to acquisitions
Beginning balance December 31, 2022	$17.4
New contingent consideration related to the 2023 acquisitions	138.5
Change in estimates	16.0
Settlements	(30.2)
Ending balance December 31, 2023	$141.7

Changes in estimates for contingent payments related to acquisitions are recognized in the Acquisition, integration, divestiture and related line item on our consolidated statements of earnings.